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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Reliance Insurance Company
Address: 55 East 52nd Street
         New York, NY 10055
Form 13F File Number: 28-160

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title: Chairman of the Board and Chief Executive Officer
Phone: 212-909-1100

Signature, Place, and Date of Signing: /s/ Robert M. Steinberg
                                       -------------------------------
                                       New York, New York
                                       May 14, 1999

Report Type (Check only one.):
[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ---------------------------------------------------------
28-161                 Reliance Financial Services Corporation